Offerings	Mar. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest
Amount Registered | shares	2,011,700,000
Maximum Aggregate Offering Price	$ 2,011,700,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 277,815.77
Offering Note	(1) Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee. (2) The registrant previously paid a total of $220,400 in connection with the registrant's registration statement on Form N-2 (File No. 333-261859) as initially filed with the Securities and Exchange Commission on December 23, 2021. (4) In no event will the aggregate offering price of all securities issued from time to time pursuant to this Registration Statement exceed $3,000,000,000.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest
Maximum Aggregate Offering Price	$ 988,300,000.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-261859
Carry Forward Initial Effective Date	Feb. 10, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 108,911.00
Offering Note	(1) Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee. (2) The registrant previously paid a total of $220,400 in connection with the registrant's registration statement on Form N-2 (File No. 333-261859) as initially filed with the Securities and Exchange Commission on December 23, 2021. (3) Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes $988,300,000 aggregate principal offering price of unsold securities (the "Unsold Securities") that were previously registered for sale under a registration statement initially filed with the Securities and Exchange Commission on December 23, 2021 on Form N-2 (File No. 333-261859) and became effective on February 10, 2023 (the "Prior Registration Statement"). The Registrant previously paid filing fees in the aggregate of $108,911 relating to the Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Securities will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement. (4) In no event will the aggregate offering price of all securities issued from time to time pursuant to this Registration Statement exceed $3,000,000,000.